UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-10123

The North Country Funds

(Exact name of registrant as specified in charter)

250 Glen Street, Glens Falls, NY

12801

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

11/30

Date of reporting period: 08/31/07

Item 1.  Schedule of Investments.

	THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2007 (Unaudited)

		Market			Market
Shares		Value	Shares		Value
COMMON STOCKS- 96.70%
Aerospace / Defense - 2.80%			Consulting - 1.47%
14,000	General Dynamics Corp.	$ 1,099,840	44,000	Accenture Ltd.	$ 1,813,240
12,000	Lockheed Martin Corp.	1,189,680
17,000	Rockwell Collins, Inc.	1,170,790	Consumer Products - 2.58%
		3,460,310	22,000	Colgate-Palmolive Co.	1,459,040
Apparel - 0.62%			26,500	Procter & Gamble Co.	1,730,715
13,600	Nike, Inc. - Cl. B	766,224			3,189,755
			Data Processing - 1.11%
Banks - 7.75%			30,000	Automatic Data Processing, Inc.	1,372,200
34,000	Bank of America Corp.	1,723,120
52,830	Bank of New York, Inc.	2,135,917	Diversified Financial Services - 4.16%
34,500	Citigroup, Inc.	1,617,360	40,000	American Express Co.	2,344,800
47,000	Wachovia Corp.	2,302,060	32,000	CIT Group, Inc.	1,202,240
49,000	Wells Fargo & Co.	1,790,460	9,000	Goldman Sachs Group, Inc.	1,584,090
		9,568,917			5,131,130
Beverages - 1.75%			Electric Products - 0.88%
31,800	Pepsico, Inc.	2,163,354	22,000	Emerson Electric Co.	1,083,060

Chemicals - 0.76%			Electric Utilities - 1.53%
22,500	Ecolab, Inc.	937,350	8,000	Dominion Resources, Inc.	681,440
			8,000	Exelon Corp.	565,360
Computer/Network Products - 6.32%			18,000	Southern Co.	638,820
15,000	Apple Computer, Inc.*	2,077,200			1,885,620
71,000	Cisco Systems, Inc.*	2,266,320	Entertainment - 0.83%
30,000	Hewlett Packard, Co.	1,480,500	27,000	International Game Technology	1,030,590
17,000	International Business
	Machines Corp.	1,983,730	Food - 3.60%
		7,807,750	26,300	General Mills, Inc.	1,469,644
Conglomerates - 7.06%			37,000	Kellogg Co.	2,032,410
60,000	General Electric Co.	2,332,200	35,000	United Natural Foods, Inc.*	939,400
18,000	Illinois Tool Works, Inc.	1,047,060			4,441,454
30,000	Ingersoll-Rand Co. - Cl. A	1,557,900	Hotels - 0.79%
20,000	ITT Industries, Inc.	1,359,800	22,000	Marriott International, Inc. - Cl. A	977,240
8,000	Parker Hannifin Corp.	859,760
21,000	United Technologies Corp.	1,567,230	Industrial Gases - 2.28%
		8,723,950	14,500	Air Products & Chemicals, Inc.	1,305,145
			20,000	Praxair, Inc.	1,513,200
					2,818,345

	THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2007 (Unaudited)

		Market			Market
Shares		Value	Shares		Value

Insurance - 2.18%			Oil & Gas Producers - 6.08%
47,000	Genworth Financial, Inc. - Cl. A	$ 1,362,060	13,000	ChevronTexaco Corp.	$ 1,140,880
15,000	Hartford Financial Services		14,000	ConocoPhillips	1,146,460
	Group, Inc.	1,333,650	19,500	Exxon Mobil Corp.	1,671,735
		2,695,710	28,000	Global SantaFe Corp.	1,976,520
Investment Services - 4.75%			23,000	Valero Energy Corp.	1,575,730
13,000	Franklin Resources, Inc.	1,713,010			7,511,325
21,500	Merrill Lynch & Co., Inc.	1,584,550	Oil & Gas Services - 4.75%
50,000	T. Rowe Price Group, Inc.	2,566,000	26,000	Baker Hughes, Inc.	2,180,360
		5,863,560	15,000	National Oilwell Varco, Inc.*	1,920,000
Medical - Drugs - 5.39%			36,000	Noble Corp.	1,766,160
40,000	Abbott Laboratories	2,076,400			5,866,520
26,000	Johnson & Johnson	1,606,540	Retail - 5.90%
30,000	Novartis AG ADR	1,579,500	28,000	Costco Wholesale Corp.	1,729,000
30,000	Wyeth	1,389,000	10,000	JOS A Bank Clothiers, Inc.*	301,500
		6,651,440	28,000	Lowe's Companies, Inc.	869,680
Medical Equipment & Supplies - 5.82%			30,000	McDonald's Corp.	1,477,500
39,000	Baxter International, Inc.	2,135,640	30,000	Staples, Inc.	712,500
28,000	Medtronic, Inc.	1,479,520	18,500	Target Corp.	1,219,705
39,000	St. Jude Medical, Inc.*	1,699,230	21,500	Walgreen Co.	969,005
28,000	Stryker Corp.	1,870,400			7,278,890
		7,184,790	Semiconductors - 1.44%
Medical - HMO - 1.44%			11,000	Analog Devices, Inc.	405,680
22,000	Wellpoint, Inc.*	1,772,980	40,000	Texas Instruments, Inc.	1,369,600
					1,775,280
Motorcycles - 0.69%			Software & Programming - 3.62%
15,800	Harley-Davidson, Inc.	849,882	28,000	Adobe Systems, Inc.*	1,197,000
			61,000	Microsoft Corp.	1,752,530
Multimedia - 1.32%			75,000	Oracle Corp.*	1,521,000
9,000	The McGraw-Hill				4,470,530
	Companies, Inc.	454,140
35,000	Walt Disney Co.	1,176,000
		1,630,140

	THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2007 (Unaudited)

		Market			Market
Shares		Value	Shares		Value

Telecommunications - 6.20%			MONEY MARKET FUNDS - 3.23%
64,000	AT&T, Inc.	$ 2,551,680	3,989,865	BlackRock Liquidity
88,000	Corning, Inc.*	2,056,560		Temp Fund, 5.21% (a)	$ 3,989,865
28,000	QUALCOMM, Inc.	1,116,920
46,000	Verizon Communications, Inc.	1,926,480
		7,651,640	TOTAL MONEY MARKET FUNDS
Transportation - 0.49%			(Cost $3,989,865)		3,989,865
7,500	Burlington Northern
	Santa Fe Corp.	608,625	TOTAL INVESTMENTS
			(Cost $101,332,104)	99.93%	123,386,964
Water - 0.34%			Other assets
17,333	Aqua America, Inc.	415,298	less liabilities	0.07%	90,900

TOTAL COMMON STOCKS			TOTAL NET ASSETS	100.00%	$123,477,864
(Cost $97,342,239)		119,397,099
			* Non-income producing security
			ADR - American Depositary Receipt
			(a) Variable rate yield; the coupon rate shown represents
			the rate at August 31, 2007.

At August 31, 2007, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					$ 24,327,385
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(2,272,525)
Net unrealized appreciation					$ 22,054,860

	THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2007 (Unaudited)

Principal		Market	Principal		Market
Amount		Value	Amount		Value

CORPORATE BONDS - 68.24%
Banks - 10.15%			Cosmetics - 2.57%
$1,000,000	Bank of America Corp.,		$ 2,000,000	Avon Products, Inc.,
	5.75%, due 8/15/16	$ 993,358		5.125%, due 1/15/11	$ 2,002,546
	Chase Manhattan Corp.,
800,000	6.00%, due 2/15/09	808,785	Diversified Financial Services - 11.60%
	Citigroup, Inc.,		500,000	American General Finance,
1,000,000	5.125%, due 2/14/11	996,733		4.00%, due 3/15/11	480,222
1,000,000	5.00%, due 9/15/14	956,812		CIT Group, Inc.,
	Fifth Third Bank,		1,000,000	5.20%, due 11/3/10	1,000,150
2,500,000	4.20%, due 2/23/10	2,458,422	500,000	5.40%, due 1/30/16	433,324
	J.P. Morgan Chase & Co.,			General Electric Capital
275,000	6.50%, due 1/15/09	279,885		Corp.,
1,500,000	5.15%, due 10/1/15	1,415,121	1,000,000	4.25%, due 6/15/12	963,436
		7,909,116	1,000,000	5.375%, due 10/20/16	987,758
Beverages - 2.24%			1,200,000	Household Finance Corp.
1,000,000	Anheuser-Busch Cos. Inc.,			6.375%, due 10/15/11	1,244,700
	5.60%, due 3/1/17	997,214	1,000,000	International Lease Finance
500,000	Brown-Forman Corp.,			Corp.,
	5.20%, due 4/1/12	500,077		5.45%, due 3/24/11	996,305
250,000	Pepsico, Inc.,			Morgan Stanley
	5.70%, due 11/1/08	251,795	2,000,000	4.75%, due 4/1/14	1,884,928
		1,749,086	1,000,000	6.60%, due 4/1/12	1,048,127
Commercial & Professional Services - 0.65%					9,038,950
500,000	Dun & Bradstreet Corp.,
	5.50%, due 3/15/11	505,387	Electrical Components & Equipment - 1.24%
			1,000,000	Emerson Electric Co.
Communications Equipment - 1.92%				5.125%, due 12/1/16	962,664
1,500,000	Cisco Systems, Inc.,
	5.50%, due 2/22/16	1,493,423	Electric Utilities - 4.15%
			1,000,000	Alabama Power Co.,
Computers - 1.29%				5.20%, due 1/15/16	975,375
1,000,000	International Business		500,000	Dominion Resources, Inc.,
	Machines Corp.,			5.15%, due 7/15/15	480,865
	5.375%, due 2/1/09	1,005,392	500,000	DTE Energy Co.
				6.65%, due 4/15/09	510,293

	THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2007 (Unaudited)

Principal		Market	Principal		Market
Amount		Value	Amount		Value

Electric Utilities (continued) - 4.15%			Investment Services - 11.50%
$ 500,000	National Rural Utilities,			Bear Stearns Co., Inc.,
	6.20%, due 2/1/08	$ 501,020	$ 300,000	3.90%, due 11/15/08	$ 292,982
500,000	Southern Power Co.,		300,000	4.50%, due 10/28/10	291,656
	4.875%, due 7/15/15	473,164	1,000,000	5.70%, due 11/15/14	988,815
300,000	Virginia Electric & Power,		500,000	5.55%, due 1/22/17	479,809
	4.50%, due 12/15/10	293,275		Goldman Sachs Group, Inc.,
		3,233,992	300,000	6.65%, due 5/15/09	307,235
Foods - 5.69%			1,000,000	6.60%, due 1/15/12	1,047,220
1,000,000	Heinz (H.J.) Co.		500,000	5.125%, due 1/15/15	480,391
	6.00%, due 3/15/08	1,002,825	250,000	5.625%, due 1/15/17	241,272
1,950,000	Hershey Foods Corp.			Lehman Brothers Holdings, Inc.,
	5.45%, due 9/1/16	1,931,966	2,000,000	5.75%, due 5/17/13	1,967,990
	Kraft Foods, Inc.,		500,000	5.75%, due 1/3/17	487,085
500,000	6.25%, due 6/1/12	513,947		Merrill Lynch & Co., Inc.,
1,000,000	5.25%, due 10/1/13	983,781	166,000	6.25%, due 10/15/08	167,956
		4,432,519	300,000	6.00%, due 2/17/09	303,475
Healthcare Services - 0.62%			2,000,000	5.00%, due 1/15/15	1,906,604
500,000	UnitedHealth Group, Inc.,				8,962,490
	5.00%, due 8/15/14	486,180	Multimedia - 0.65%
			500,000	Walt Disney Co.
Household Products - 0.62%				5.625%, due 9/15/16	504,037
500,000	Fortune Brands, Inc.,
	5.375%, due 1/15/16	482,196	Oil & Gas - 2.95%
			500,000	Anadarko Finance Co.,
Insurance - 2.70%				6.75%, due 5/1/11	518,745
1,000,000	American International		500,000	Anadarko Petroleum Corp.,
	Group, Inc.,			5.95%, due 9/15/16	489,727
	5.60%, due 10/18/16	987,831	300,000	BJ Services Co.,
1,000,000	Genworth Financial, Inc.			5.75%, due 6/1/11	304,638
	Inc. - Cl. A		1,000,000	Sunoco, Inc.,
	5.65%, due 6/15/12	1,013,462		5.75%, due 1/15/17	987,128
100,000	John Hancock Life Insurance,				2,300,238
	3.35%, due 11/15/07	99,516	Retail - 1.22%
		2,100,809	1,000,000	Home Depot, Inc.,
				5.40%, due 3/1/16	948,271

	THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2007 (Unaudited)

Principal		Market	Principal		Market
Amount		Value	Amount		Value

Telecommunications - 6.48%			Government Agencies - 24.03% (Continued)
$ 565,000	Ameritech Capital		$ 2,000,000	Federal National Mortgage
	Funding Corp.,			Association,
	6.15%, due 1/15/08	$ 567,501		6.00%, due 9/25/14	$ 1,999,477
1,000,000	AT&T, Inc. Global Bond				18,725,406
	5.30%, due 11/15/10	1,001,712	Mortgage Backed Securities - 0.02%
	Bellsouth Corp.,		4,269	Federal National Mortgage Assoc.,
500,000	4.20%, due 9/15/09	491,546		Pool # 457197,
500,000	5.20%, due 9/15/14	488,026		6.50%, due 11/1/08	4,287
500,000	GTE Northwest, Inc.,		4,208	Federal Home Loan
	5.55%, due 10/15/08	502,093		Pool # G10857,
500,000	GTE South, Inc.,			6.50%, due 11/1/08	4,279
	6.00%, due 2/15/08	502,307	3,653	Government National
500,000	Verizon Global			Mortgage Assoc.,
	4.375%, due 6/1/13	473,492		Pool # 142611,
1,000,000	Verizon NJ, Inc.			11.00%, due 11/15/15	4,108
	5.875%, due 1/17/12	1,022,271			12,674
		5,048,948	TOTAL U.S. GOVERNMENT &
			AGENCY OBLIGATIONS
TOTAL CORPORATE BONDS			(Cost $18,751,236)		18,738,080
(Cost $54,006,850)		53,166,244
			MONEY MARKET FUNDS - 6.76%
U.S. GOVERNMENT & AGENCY			5,266,274	BlackRock Liquidity
OBLIGATIONS - 24.05%				Temp Fund, 5.21% (a)	5,266,274
Government Agencies - 24.03%
	Federal Home Loan Bank,		TOTAL MONEY MARKET FUNDS
2,000,000	5.00%, due 12/28/07	1,998,403	(Cost $5,266,274)		5,266,274
2,000,000	4.375%, due 5/16/08	1,989,041
2,000,000	5.25%, due 6/11/09	2,001,590	TOTAL INVESTMENTS
1,000,000	5.50%, due 3/19/10	999,503	(Cost $78,024,360)	99.05%	77,170,598
2,000,000	5.30%, due 6/11/10	2,001,360	Other assets
750,000	5.70%, due 3/9/12	750,096	less liabilities	0.95%	736,968
1,000,000	5.65%, due 6/29/12	1,020,819
2,000,000	5.70%, due 3/28/14	1,994,998	TOTAL NET ASSETS	100.00%	$ 77,907,566
2,000,000	5.25%, due 7/28/15	1,970,465
2,000,000	Federal Home Loan		(a) Variable rate yield; the coupon rate shown represents
	Mortgage Corp.,		the rate at August 31, 2007.
	6.00%, due 9/28/15	1,999,654

At August 31, 2007, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					$ 196,303
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(1,050,065)
Net unrealized depreciation					$ (853,762)

Security Valuation - Securities which are traded on a national securities exchange are valued at the last quoted sale price.  NASDAQ traded securities are valued using the NASDAQ official closing price (NOCP).  Investments for which no sales are reported are valued at its last bid price.  Any securities or other assets for which market quotations are not readily available, or securities for which the last bid price does not accurately reflect the current value, are valued at fair value as determined by the Trust's Fair Value Committee (the "Committee") in accordance with the Trust's "Portfolio Securities Valuation Procedures (the "Procedures").  Pursuant to the Procedures, the Committee will consider, among others, the following factors to determine a security's fair value: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of the security.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by an independent pricing service which uses prices based upon yields or prices of comparable securities, indications as to values from dealers, and general market conditions, when the adviser believes such prices accurately reflect the fair market value of the security.  The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic or political developments in a specific country or region.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined represents fair value.

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The North Country Funds

By (Signature and Title)

/s/Andrew Rogers

       Andrew Rogers, President

Date       10/30/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew Rogers

        Andrew Rogers, President

Date      10/30/07

By (Signature and Title)

/s/Jim Colantino

       Jim Colantino, Treasurer

Date      10/30/07